CONSOLIDATED INCOME STATEMENTS - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Profit or loss [abstract]
Total revenue	€ 311,490	€ 125,948	€ 44,696
Operating expenses	(297,350)	(212,577)	(488,085)
Operating Profit / (Loss)	14,140	(86,629)	(443,389)
Finance income	2,060	1,176	2,466
Finance costs	(38,649)	(25,794)	(26,430)
Net finance costs	(36,589)	(24,618)	(23,964)
Loss before tax	(22,449)	(111,247)	(467,353)
Income tax benefit / (expense)	(1,050)	14,612	31,871
Loss for the year	(23,499)	(96,635)	(435,482)
(Loss) / Profit attributable to:
Owners of the parent	(25,621)	(97,177)	(434,069)
Non-controlling interests	2,122	542	(1,413)
Loss for the year	€ (23,499)	€ (96,635)	€ (435,482)